Investment Portfolioas of June 30, 2023 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.5%
Communication Services 17.0%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	1,120,000	545,990
144A, 10.5%, 5/15/2027	1,790,000	1,083,899
Altice France SA:
144A, 5.125%, 1/15/2029	1,651,000	1,176,993
144A, 5.5%, 1/15/2028	1,100,000	830,617
CCO Holdings LLC:
4.5%, 5/1/2032	1,870,000	1,493,114
144A, 5.0%, 2/1/2028	2,205,000	2,008,953
144A, 5.125%, 5/1/2027	7,515,000	6,998,306
144A, 5.375%, 6/1/2029	6,300,000	5,695,799
Clear Channel Outdoor Holdings, Inc.:
144A, 5.125%, 8/15/2027	4,545,000	4,126,373
144A, 7.5%, 6/1/2029	685,000	506,884
144A, 7.75%, 4/15/2028 (b)	2,135,000	1,675,975
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	975,000	678,665
144A, 6.0%, 6/15/2025	1,100,000	1,025,276
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	2,700,000	1,888,720
144A, 5.0%, 11/15/2031	3,805,000	1,772,019
144A, 6.5%, 2/1/2029	3,945,000	3,187,701
144A, 11.25%, 5/15/2028	900,000	872,757
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	745,000	674,698
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,564,236
144A, 5.75%, 12/1/2028	1,950,000	1,450,378
5.875%, 11/15/2024	1,164,000	1,018,054
7.75%, 7/1/2026	2,800,000	1,716,302
DISH Network Corp., 144A, 11.75%, 11/15/2027	900,000	878,320
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	1,970,000	1,699,736
5.875%, 11/1/2029	1,070,000	781,100
Gen Digital, Inc.:
144A, 6.75%, 9/30/2027	1,390,000	1,386,086
144A, 7.125%, 9/30/2030 (b)	1,025,000	1,026,716
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,815,000	2,656,861
144A, 7.0%, 10/15/2028	530,000	488,471
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,134,387
144A, 6.75%, 10/15/2027	2,462,000	2,307,515
Level 3 Financing, Inc.:
144A, 3.4%, 3/1/2027	1,790,000	1,518,815
144A, 4.625%, 9/15/2027	1,400,000	974,123
144A, 10.5%, 5/15/2030	1,029,000	1,044,057
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027	765,000	570,086

Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		1,140,000	958,010
144A, 5.0%, 8/15/2027		1,950,000	1,770,015
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,730,000	1,548,777
144A, 4.0%, 7/15/2028		1,200,000	1,042,647
144A, 5.5%, 7/1/2029		3,215,000	2,900,112
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,510,000	3,825,879
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,834,000
Uber Technologies, Inc., 144A, 6.25%, 1/15/2028		460,000	457,728
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		1,400,000	1,152,326
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,821,701
Videotron Ltd., 144A, 5.125%, 4/15/2027		730,000	699,888
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,750,613
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,391,606
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,788,668
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	4,280,000	3,427,645
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	3,510,601
			93,338,198
Consumer Discretionary 20.5%
Affinity Interactive, 144A, 6.875%, 12/15/2027		2,270,000	1,997,594
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		1,450,000	1,344,965
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,052,273
6.875%, 11/1/2035		1,500,000	1,372,483
144A, 9.375%, 7/1/2025		484,000	513,766
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,450,000	1,283,250
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,400,000	1,250,696
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		3,150,000	2,750,613
144A, 6.25%, 7/1/2025		3,870,000	3,852,079
144A, 8.125%, 7/1/2027 (b)		6,380,000	6,529,732
Carnival Corp.:
144A, 5.75%, 3/1/2027		4,475,000	4,119,640
144A, 6.0%, 5/1/2029		2,505,000	2,236,550
144A, 7.625%, 3/1/2026 (b)		1,240,000	1,214,455
REG S, 10.125%, 2/1/2026	EUR	900,000	1,029,711
144A, 10.5%, 2/1/2026		1,175,000	1,235,175
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026 (b)		600,000	569,250
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,557,573
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,907,469
144A, 6.75%, 5/15/2028		40,000	39,860
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,410,000	1,138,575
Ford Motor Co., 6.1%, 8/19/2032		3,000,000	2,907,468
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		3,421,000	3,181,100
3.625%, 6/17/2031		3,670,000	3,008,023
4.95%, 5/28/2027		2,790,000	2,631,771
5.113%, 5/3/2029		1,825,000	1,692,522
5.125%, 6/16/2025		3,450,000	3,355,228
Hanesbrands, Inc., 144A, 9.0%, 2/15/2031 (b)		920,000	927,237
International Game Technology PLC, 144A, 4.125%, 4/15/2026		690,000	655,259
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	1,942,785
144A, 7.75%, 10/15/2025		1,470,000	1,475,883
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		1,035,000	922,299

Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		1,755,000	1,514,679
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		3,310,000	2,735,143
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,253,928
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,414,553
144A, 5.875%, 3/15/2026		1,775,000	1,660,626
144A, 8.375%, 2/1/2028		1,475,000	1,541,292
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	648,014
Newell Brands, Inc., 4.7%, 4/1/2026		2,015,000	1,892,791
PetSmart, Inc., 144A, 7.75%, 2/15/2029		1,330,000	1,321,459
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,384,525
Ritchie Bros Holdings, Inc., 144A, 7.75%, 3/15/2031		1,125,000	1,167,104
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		1,400,000	1,216,739
144A, 4.25%, 7/1/2026		960,000	881,232
144A, 5.375%, 7/15/2027		1,720,000	1,608,292
144A, 7.25%, 1/15/2030		210,000	212,697
144A, 9.25%, 1/15/2029		4,710,000	5,018,091
144A, 11.625%, 8/15/2027		2,860,000	3,110,076
Sands China Ltd., 4.875%, 6/18/2030		1,400,000	1,246,100
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		1,200,000	1,193,593
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		850,000	758,859
144A, 6.0%, 12/1/2029		1,400,000	1,208,270
Staples, Inc., 144A, 7.5%, 4/15/2026		3,355,000	2,770,938
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		1,860,000	1,845,862
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,755,519
144A, 7.0%, 2/15/2029		1,455,000	1,353,150
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	219,600
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030 (c)		750,000	746,490
Wynn Macau Ltd.:
144A, 5.125%, 12/15/2029		2,900,000	2,436,174
144A, 5.5%, 1/15/2026		895,000	831,231
144A, 5.625%, 8/26/2028		620,000	540,950
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		1,470,000	1,317,404
144A, 7.125%, 2/15/2031		1,150,000	1,143,033
Yum Brands, Inc., 5.375%, 4/1/2032		1,500,000	1,425,691
ZF North America Capital, Inc., 144A, 7.125%, 4/14/2030		1,115,000	1,134,015
			112,203,404
Consumer Staples 0.9%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	872,773
144A, 3.5%, 3/15/2029		1,400,000	1,211,896
Coty, Inc., REG S, 3.875%, 4/15/2026	EUR	1,400,000	1,478,031
Pilgrim's Pride Corp., 4.25%, 4/15/2031		1,650,000	1,414,957
			4,977,657
Energy 15.6%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		1,640,000	1,523,856
144A, 5.75%, 3/1/2027		1,985,000	1,914,406
144A, 5.75%, 1/15/2028		1,285,000	1,224,977
144A, 7.875%, 5/15/2026		2,095,000	2,124,709
Apache Corp., 5.1%, 9/1/2040		870,000	706,875
Archrock Partners LP, 144A, 6.875%, 4/1/2027		1,535,000	1,473,600

Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	1,810,000	1,614,775
144A, 8.25%, 12/31/2028	1,955,000	1,922,555
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	976,612
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	1,100,000	1,044,857
144A, 6.75%, 4/15/2029	2,260,000	2,242,453
Chord Energy Corp., 144A, 6.375%, 6/1/2026	520,000	515,515
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	210,000	212,373
144A, 8.75%, 7/1/2031	450,000	456,210
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	1,872,352
144A, 7.25%, 3/14/2027	139,000	137,553
144A, 7.375%, 1/15/2031	645,000	627,546
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	520,000	451,449
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,071,078
144A, 4.375%, 6/15/2031	460,000	396,176
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,575,000	2,518,814
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	980,000	978,806
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,450,000	1,348,549
144A, 6.5%, 7/1/2027	1,100,000	1,084,898
Genesis Energy LP:
6.5%, 10/1/2025	1,250,000	1,230,993
7.75%, 2/1/2028	1,000,000	951,129
8.875%, 4/15/2030	2,305,000	2,251,973
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,433,986
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,540,000	1,343,650
144A, 5.125%, 6/15/2028	730,000	683,200
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,168,644
144A, 6.0%, 2/1/2031	1,655,000	1,475,229
144A, 6.25%, 11/1/2028	1,415,000	1,331,946
Howard Midstream Energy Partners LLC:
144A, 6.75%, 1/15/2027	720,000	685,800
144A, 8.875%, 7/15/2028 (c)	1,082,000	1,087,410
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	1,105,000	1,050,291
Matador Resources Co., 144A, 6.875%, 4/15/2028	30,000	29,694
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	805,000	739,046
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,575,000	1,524,159
144A, 7.375%, 5/15/2027	2,050,000	1,950,637
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	540,000	530,550
NuStar Logistics LP, 5.75%, 10/1/2025	1,215,000	1,184,567
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,070,937
Permian Resources Operating LLC, 144A, 5.875%, 7/1/2029	3,190,000	3,005,015
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	442,724
Range Resources Corp., 8.25%, 1/15/2029	3,685,000	3,836,822
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	405,880
SM Energy Co., 6.5%, 7/15/2028	1,200,000	1,152,000
Southwestern Energy Co.:
4.75%, 2/1/2032	1,935,000	1,705,386
5.375%, 2/1/2029	2,440,000	2,297,660
8.375%, 9/15/2028	770,000	801,593
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	580,000	568,722

TransAlta Corp., 7.75%, 11/15/2029		1,360,000	1,400,120
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		2,482,187	2,448,057
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		1,220,000	1,245,925
Transocean, Inc.:
144A, 7.5%, 1/15/2026		2,115,000	2,009,250
144A, 8.75%, 2/15/2030		1,440,000	1,461,600
USA Compression Partners LP, 6.875%, 4/1/2026		2,037,000	1,995,433
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		350,000	305,757
144A, 4.125%, 8/15/2031		400,000	343,987
144A, 6.25%, 1/15/2030		550,000	545,566
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		1,190,000	1,208,605
144A, 8.375%, 6/1/2031		1,380,000	1,391,271
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		3,644,000	3,699,542
			85,435,750
Financials 0.7%
HUB International Ltd., 144A, 7.25%, 6/15/2030		220,000	227,172
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		690,000	699,618
Navient Corp.:
6.125%, 3/25/2024		1,538,000	1,525,968
6.75%, 6/25/2025		1,525,000	1,499,380
			3,952,138
Health Care 8.2%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		1,675,000	1,679,188
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		3,360,000	3,098,259
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	1,400,000	1,396,911
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		715,000	631,760
144A, 6.125%, 2/1/2027		3,400,000	2,176,680
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	800,000	701,734
144A, 3.125%, 2/15/2029		340,000	276,444
144A, 5.0%, 7/15/2027		1,885,000	1,729,276
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,000,000	880,033
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,349,074
144A, 5.25%, 5/15/2030		1,360,000	1,071,309
144A, 5.625%, 3/15/2027		1,645,000	1,449,636
144A, 6.0%, 1/15/2029		480,000	403,800
144A, 6.125%, 4/1/2030		720,000	428,918
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	576,819
4.75%, 2/1/2030		1,521,000	1,384,873
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		740,000	757,738
IQVIA, Inc., 144A, 6.5%, 5/15/2030		470,000	474,640
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	928,518
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,950,000	1,151,772
Medline Borrower LP, 144A, 5.25%, 10/1/2029		1,590,000	1,379,642
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,202,822
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		840,000	697,527
144A, 6.625%, 4/1/2030		690,000	626,009
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,729,771

Tenet Healthcare Corp.:
4.875%, 1/1/2026		2,770,000	2,697,951
6.125%, 10/1/2028		2,500,000	2,406,750
6.125%, 6/15/2030		3,200,000	3,154,240
144A, 6.75%, 5/15/2031		850,000	852,070
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	720,000	669,056
4.5%, 3/1/2025	EUR	214,000	230,617
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029 (b)		3,870,000	3,510,480
6.0%, 4/15/2024		1,637,000	1,626,340
7.875%, 9/15/2029		250,000	257,633
8.125%, 9/15/2031		1,400,000	1,467,313
			45,055,603
Industrials 12.7%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	641,250
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		1,350,000	1,335,515
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		2,195,000	1,853,643
144A, 6.0%, 6/1/2029		1,050,000	774,801
144A, 6.625%, 7/15/2026		1,150,000	1,091,285
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		4,235,000	4,195,571
144A, 5.75%, 4/20/2029		2,020,000	1,961,377
144A, 7.25%, 2/15/2028		1,200,000	1,192,852
144A, 11.75%, 7/15/2025		1,900,000	2,083,403
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	416,192
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,780,000	1,682,285
144A, 7.5%, 2/1/2029		1,725,000	1,704,895
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		1,550,000	1,348,731
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		735,000	643,911
Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		1,495,000	1,525,281
144A, 9.5%, 1/1/2031		490,000	519,897
Clean Harbors, Inc.:
144A, 5.125%, 7/15/2029		625,000	591,314
144A, 6.375%, 2/1/2031		1,520,000	1,529,515
Emerald Debt Merger Sub LLC:
144A, 6.375%, 12/15/2030	EUR	760,000	826,202
144A, 6.625%, 12/15/2030		840,000	832,650
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		986,000	971,371
Garda World Security Corp., 144A, 7.75%, 2/15/2028		460,000	456,606
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		1,150,000	1,094,074
144A, 4.0%, 8/1/2028		3,165,000	2,829,672
144A, 5.125%, 12/15/2026		670,000	646,408
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		1,355,000	1,282,559
Hertz Corp.:
144A, 4.625%, 12/1/2026		1,965,000	1,773,413
144A, 5.0%, 12/1/2029		1,100,000	909,299
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,330,992
LABL, Inc., 144A, 9.5%, 11/1/2028		230,000	233,999
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		1,045,000	846,355
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	1,011,366
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,091,368
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,415,000	1,266,425

Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	864,337
144A, 6.25%, 1/15/2028		2,005,000	1,878,287
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		690,000	674,650
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,061,116
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,237,999	3,262,432
Summit Materials LLC, 144A, 5.25%, 1/15/2029		811,000	766,208
TK Elevator Holdco GmbH:
REG S, 6.625%, 7/15/2028	EUR	1,125,000	1,043,583
144A, 7.625%, 7/15/2028		430,000	390,046
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		3,681,000	3,400,775
TransDigm, Inc.:
4.625%, 1/15/2029		2,785,000	2,477,418
5.5%, 11/15/2027		1,700,000	1,603,440
144A, 6.25%, 3/15/2026		3,675,000	3,657,039
144A, 6.75%, 8/15/2028		1,240,000	1,244,700
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,250,000	1,276,299
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,240,884
			69,335,691
Information Technology 1.9%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		1,680,000	1,413,955
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		450,000	444,380
Cloud Software Group, Inc., 144A, 9.0%, 9/30/2029		3,310,000	2,891,068
McAfee Corp., 144A, 7.375%, 2/15/2030		2,850,000	2,478,139
NCR Corp., 144A, 5.75%, 9/1/2027		470,000	469,875
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,384,500
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		1,540,000	1,466,290
			10,548,207
Materials 10.4%
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		1,050,000	889,435
Chemours Co.:
4.0%, 5/15/2026	EUR	3,300,000	3,330,889
5.375%, 5/15/2027 (b)		1,170,000	1,102,139
144A, 5.75%, 11/15/2028		4,365,000	4,010,954
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,593,089
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		638,000	560,713
144A, 6.75%, 4/15/2030		1,990,000	1,917,270
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		1,400,000	1,190,280
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	532,574
144A, 5.625%, 6/15/2028		889,000	836,485
144A, 5.875%, 2/15/2026		3,334,000	3,266,423
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	2,913,833
144A, 6.875%, 10/15/2027		5,600,000	5,462,800
144A, 8.625%, 6/1/2031		1,050,000	1,076,124
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		1,400,000	1,195,337
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,452,577
144A, 6.125%, 4/1/2029		2,005,000	1,846,144
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	991,607
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		2,080,000	2,066,498
Methanex Corp., 5.25%, 12/15/2029		3,065,000	2,800,616

Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,443,953
144A, 4.75%, 1/30/2030		5,580,000	4,958,985
Olympus Water U.S. Holding Corp., 144A, 6.25%, 10/1/2029		1,100,000	795,631
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,173,640
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,000,000	911,641
Sealed Air Corp., 144A, 6.125%, 2/1/2028		290,000	287,862
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		1,960,000	1,557,475
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	1,822,882
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		220,000	228,140
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,175,000	2,638,530
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,126,978
			56,981,504
Real Estate 1.4%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		500,000	472,303
144A, (REIT), 4.875%, 9/15/2029		900,000	805,623
144A, (REIT), 5.0%, 7/15/2028		1,045,000	968,275
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,056,907
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	860,000	839,625
(REIT), 4.625%, 8/1/2029		1,990,000	1,504,360
RHP Hotel Properties LP, 144A, (REIT), 7.25%, 7/15/2028		580,000	585,933
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		610,000	413,275
			7,646,301
Utilities 4.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,866,660
5.75%, 5/20/2027		1,445,000	1,328,285
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,850,000	2,580,194
144A, 4.625%, 2/1/2029		400,000	337,473
144A, 5.125%, 3/15/2028		650,000	580,061
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,195,000	1,102,531
Electricite de France SA, REG S, 3.375%, Perpetual (d)	EUR	1,400,000	1,169,867
FirstEnergy Corp., Series B, 4.15%, 7/15/2027		1,345,000	1,277,524
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,709,613
144A, 5.25%, 6/15/2029		2,205,000	1,971,777
5.75%, 1/15/2028		3,000,000	2,842,951
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,178,198
PG&E Corp., 5.25%, 7/1/2030		1,850,000	1,658,142
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		930,000	962,550
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		1,900,000	1,664,205
			23,230,031
Total Corporate Bonds (Cost $545,013,141)			512,704,484

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.989% (e), 8/15/2023 (f) (Cost $298,129)		300,000	298,156

Loan Participations and Assignments 1.0%
Senior Loans (g)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.589%, 2/15/2029	882,572	851,682
Clear Channel Outdoor Holdings, Inc., Term Loan B, 90-day average SOFR + 3.5%, 8.807%, 8/21/2026	2,461,637	2,355,688
Frontier Communications Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 9.0%, 5/1/2028	579,035	562,669
Naked Juice LLC, Term Loan, 30-day average SOFR + 3.25%, 90-day average SOFR + 3.25%, 8.452% - 8.592%, 1/24/2029	348,480	325,433
Outfront Media Capital LLC, Term Loan B, 11/18/2026 (h)	1,390,000	1,371,902
Total Loan Participations and Assignments (Cost $5,599,968)		5,467,374

	Shares	Value ($)

Exchange-Traded Funds 0.8%
iShares Broad USD High Yield Corporate Bond ETF (Cost $4,347,429)	123,510	4,359,903

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	7,332

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (i) (Cost $1,482,531)	6,700	210,115

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (j) (k) (Cost $5,570,569)	5,570,569	5,570,569

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.13% (j) (Cost $12,318,987)	12,318,987	12,318,987

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $574,630,754)	98.6	540,936,920
Other Assets and Liabilities, Net	1.4	7,499,125
Net Assets	100.0	548,436,045
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (j) (k)
26,662,034	—	21,091,465 (l)	—	—	244,953	—	5,570,569	5,570,569
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.13% (j)
17,648,750	180,693,702	186,023,465	—	—	353,199	—	12,318,987	12,318,987
44,310,784	180,693,702	207,114,930	—	—	598,152	—	17,889,556	17,889,556

*	Non-income producing security.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $5,375,053, which is 1.0% of net assets.

(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At June 30, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(g)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(h)	All or a portion of the security represents unsettled loan commitments at June 30, 2023 where the rate will be determined at the time of settlement.
(i)	Investment was valued using significant unobservable inputs.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
At June 30, 2023, the Fund had an unfunded loan commitments of $104,545, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Athenahealth Group, Inc., Delayed Draw Term Loan, 2/15/2029	104,545	104,891	346

At June 30, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	21,363,234	USD	23,430,928	7/31/2023	81,654	BNP Paribas SA

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$512,704,484	$—	$512,704,484
Government & Agency Obligations	—	298,156	—	298,156
Loan Participations and Assignments	—	5,467,374	—	5,467,374
Exchange-Traded Funds	4,359,903	—	—	4,359,903
Common Stocks	7,332	—	—	7,332
Warrants	—	—	210,115	210,115
Short-Term Investments (a)	17,889,556	—	—	17,889,556
Unfunded Loan Commitment (b)	—	346	—	346
Derivatives (c)
Forward Foreign Currency Contracts	—	81,654	—	81,654
Total	$22,256,791	$518,552,014	$210,115	$541,018,920

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation on unfunded loan commitments.
(c)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$81,654
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH3
R-080548-2 (1/25)